Share capital - Disclosure of objectives, policies and processes for managing capital (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Long-term debt	$ 147,950	$ 410,435	$ 400,429
Total equity	1,737,211	1,780,061	$ 1,841,032
Undrawn revolving credit facility	400,000	436,610
Total capital	$ 2,285,161	$ 2,627,106